14. EMPLOYEE STOCK PLANS (Details 2) (USD $)	12 Months Ended
Sep. 30, 2012
Shares:
Non-vested – September 30, 2011	28,285
Granted	16,068
Forfeited	(2,412)
Vested	(13,871)
Non-vested – September 30, 2012	28,070
Weighted Average Grant Date Fair Value:
Non-vested – Beginning	$ 32.31
Granted	$ 32.41
Forfeited	$ 33.56
Vested	33.00
Non-vested – End	$ 31.92